Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	€ 1,591	€ 2,155
Additions other than through business combinations, property, plant and equipment	546	551
Assets available for use	0	0
Acquisitions through business combinations, property, plant and equipment	2
Depreciation, property, plant and equipment	409	434
Impairment loss recognised in profit or loss, property, plant and equipment	(30)	(44)
Increase (decrease) through net exchange differences, property, plant and equipment	13	(120)
Increase (decrease) in property, plant and equipment	121	(564)
Disposals and retirements, property, plant and equipment		74
Reclassifications	0	4
Decrease through classified as held for sale, property, plant and equipment		(596)
Property, plant and equipment at end of period	1,712	1,591
Construction in progress [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	140	179
Additions other than through business combinations, property, plant and equipment	337	320
Assets available for use	(275)	(309)
Acquisitions through business combinations, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	(9)
Increase (decrease) in property, plant and equipment	63	(39)
Reclassifications		3
Decrease through classified as held for sale, property, plant and equipment		(44)
Property, plant and equipment at end of period	203	140
Land and buildings [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	584	854
Additions other than through business combinations, property, plant and equipment	20	17
Assets available for use	68	63
Acquisitions through business combinations, property, plant and equipment	0
Depreciation, property, plant and equipment	56	60
Impairment loss recognised in profit or loss, property, plant and equipment	(5)	(1)
Increase (decrease) through net exchange differences, property, plant and equipment	11	(44)
Increase (decrease) in property, plant and equipment	37	(270)
Disposals and retirements, property, plant and equipment		0
Reclassifications		39
Decrease through classified as held for sale, property, plant and equipment		(284)
Property, plant and equipment at end of period	621	584
Machinery [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	491	676
Additions other than through business combinations, property, plant and equipment	126	128
Assets available for use	99	117
Acquisitions through business combinations, property, plant and equipment	(5)
Depreciation, property, plant and equipment	191	205
Impairment loss recognised in profit or loss, property, plant and equipment	(13)	(32)
Increase (decrease) through net exchange differences, property, plant and equipment	(2)	(32)
Increase (decrease) in property, plant and equipment	13	(185)
Disposals and retirements, property, plant and equipment		71
Reclassifications		(47)
Decrease through classified as held for sale, property, plant and equipment		(186)
Property, plant and equipment at end of period	504	491
Other equipment [Member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	376	446
Additions other than through business combinations, property, plant and equipment	64	86
Assets available for use	108	129
Acquisitions through business combinations, property, plant and equipment	7
Depreciation, property, plant and equipment	162	169
Impairment loss recognised in profit or loss, property, plant and equipment	(12)	(11)
Increase (decrease) through net exchange differences, property, plant and equipment	4	(35)
Increase (decrease) in property, plant and equipment	7	(70)
Disposals and retirements, property, plant and equipment		3
Reclassifications		9
Decrease through classified as held for sale, property, plant and equipment		(82)
Property, plant and equipment at end of period	383	376
Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(2,818)
Property, plant and equipment at end of period	(2,876)	(2,818)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(527)
Property, plant and equipment at end of period	(572)	(527)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(1,217)
Property, plant and equipment at end of period	(1,164)	(1,217)
Accumulated depreciation and amortisation [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(2,818)	(4,909)
Property, plant and equipment at end of period		(2,818)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(527)	(912)
Property, plant and equipment at end of period		(527)
Accumulated depreciation and amortisation [member] | Machinery [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(1,217)	(2,546)
Property, plant and equipment at end of period		(1,217)
Accumulated depreciation and amortisation [member] | Other equipment [Member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	(1,074)	(1,451)
Property, plant and equipment at end of period	(1,140)	(1,074)
Gross carrying amount [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	4,408	7,064
Property, plant and equipment at end of period	4,588	4,408
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	140	179
Property, plant and equipment at end of period	203	140
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	1,111	1,766
Property, plant and equipment at end of period	1,193	1,111
Gross carrying amount [member] | Machinery [member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	1,708	3,222
Property, plant and equipment at end of period	1,669	1,708
Gross carrying amount [member] | Other equipment [Member]
Property, plant and equipment - Property, plant and equipment (Detail) [Line Items]
Property, plant and equipment at beginning of period	1,449	1,897
Property, plant and equipment at end of period	€ 1,523	€ 1,449